CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 239,397	$ 275,580
Short-term investments	6,099	5,899
Trade receivables, net of allowances for credit losses of $19,354 and $18,360, respectively	621,282	538,177
Grower advance receivables, net of allowances for credit losses of $17,627 and $19,839, respectively	105,146	109,958
Other receivables, net of allowances for credit losses of $13,410 and $13,227, respectively	120,986	117,069
Inventories, net of allowances of $4,522 and $4,792, respectively	409,482	378,592
Prepaid expenses	59,773	61,724
Other current assets	17,149	17,401
Fresh Vegetables current assets held for sale	405,733	414,457
Other assets held for sale	1,827	1,832
Total current assets	1,986,874	1,920,689
Long-term investments	15,696	15,970
Investments in unconsolidated affiliates	130,992	131,704
Actively marketed property	13,781	13,781
Property, plant and equipment, net of accumulated depreciation of $447,605 and $444,775, respectively	1,086,843	1,102,234
Operating lease right-of-use assets	326,817	340,458
Goodwill	435,962	513,312
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $117,551 and $134,420, respectively	30,643	41,232
Other assets	104,667	109,048
Deferred tax assets, net	69,004	66,485
Total assets	4,507,559	4,561,193
LIABILITIES AND EQUITY
Accounts payable	599,445	670,904
Income taxes payable	63,396	22,917
Accrued liabilities	417,767	357,427
Bank overdrafts	12,054	11,488
Current portion of long-term debt, net	215,281	222,940
Current maturities of operating leases	62,910	63,653
Payroll and other tax	26,032	27,791
Contingent consideration	1,152	1,788
Pension and other postretirement benefits	16,038	16,570
Fresh Vegetables current liabilities held for sale	305,753	291,342
Dividends payable and other current liabilities	24,580	29,892
Total current liabilities	1,744,408	1,716,712
Long-term debt, net	774,361	845,013
Operating leases, less current maturities	269,735	287,991
Deferred tax liabilities, net	83,704	92,653
Income taxes payable, less current portion	16,664	16,664
Contingent consideration, less current portion	7,356	7,327
Pension and other postretirement benefits, less current portion	113,418	121,689
Other long-term liabilities	51,990	52,295
Total liabilities	3,061,636	3,140,344
Contingencies (See Note 16)
Redeemable noncontrolling interests	33,766	34,185
Stockholders’ equity:
Common stock — $0.01 par value; 300,000 shares authorized and 94,929 shares outstanding as of March 31, 2024 and December 31, 2023	949	949
Additional paid-in capital	799,515	796,800
Retained earnings	624,983	562,562
Accumulated other comprehensive loss	(122,124)	(110,791)
Total equity attributable to Dole plc	1,303,323	1,249,520
Equity attributable to noncontrolling interests	108,834	137,144
Total equity	1,412,157	1,386,664
Total liabilities, redeemable noncontrolling interests and equity	$ 4,507,559	$ 4,561,193